SP 500 Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.01%	13.10%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	21.07%	11.76%		10.37%
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	20.45%	10.34%		9.17%
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.48%	8.72%		7.92%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	11.51%		10.67%